One Security Benefit Place Topeka, Kansas 66636 SecurityBenefit.com

February 11, 2020
VIA EDGARLINK
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	SBL Variable Annuity Account XIV
1940 Act Registration Number: 811-10011
1933 Act Registration Numbers: 333-41180, 333-120399 and 333-138540
CIK: 0001116625
Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e‑2 under the Investment Company Act of 1940, as amended (the “Act”), SBL Variable Annuity Account XIV, a unit investment trust registered under the Act, mailed to its contract owners the annual or semi-annual report(s) for the underlying management investment companies listed below. This filing constitutes the filing of those reports as required by Rule 30b2‑1 under the Act.

The following annual or semi-annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
AIM International Mutual Funds (Invesco International Mutual Funds)	0000880859	December 20, 2019
AIM Investment Funds (Invesco Investment Funds)	0000826644	December 27, 2019
AIM Sector Funds (Invesco Sector Funds)	0000725781	January 3, 2020
American Century International Bond Funds	0000880268	December 30, 2019
American Century Mutual Funds, Inc.	0000100334	December 30, 2019
AMG Funds IV	0000912036	January 3, 2020
BlackRock Global Allocation Fund, Inc.	0000834237	January 3, 2020
Calamos Investment Trust	0000826732	December 27, 2019
DFA Investment Dimensions Group, Inc.	0000355437	January 6, 2020
Fidelity Advisor Series VIII	0000729218	December 26, 2019
Goldman Sachs Trust	0000822977	December 30, 2019
Legg Mason Partners Equity Trust	0000880366	December 30, 2019
Neuberger Berman Income Funds	0000723620	January 2, 2020
Prudential Jennison Natural Resources Fund, Inc.	0000816753	December 23, 2019

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

CHRIS SWICKARD

Chris Swickard
Vice President, Associate General Counsel
    and Assistant Secretary
Security Benefit Life Insurance Company